Financial Instruments - Additional Information - Other Financial Obligations (Detail) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					12 Months Ended
	Jun. 19, 2017 MXN ($) shares	Mar. 30, 2017 MXN ($)	Mar. 31, 2016 MXN ($)	Mar. 15, 2011 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016	Dec. 31, 2009 MXN ($) $ / shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Jun. 19, 2017 USD ($) shares	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase common stock value		$ 5	$ 4
Additional paid-in capital		$ 9,459	$ 6,966		$ 140,483			$ 141,151
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt interest percentage												3.72%	3.72%
Conversion price | $ / shares									$ 11.01	$ 11.01
Conversion rate per dollars					90.8592			90.8592
Convertible subordinated notes due 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount				$ 690
Debt interest percentage				3.75%
Debt instrument maturity date					2018
Debt instrument conversion amount											$ 325
Issuance of ADS | shares	43										43
Liability component of converted notes	$ 5,468
Mandatory Convertible Securities [Member] | CPO [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion price | $ / shares							$ 17.48
Rate required for converting the note per CPO | $ / shares							$ 26.22
Nominal value of securities converted							$ 236
Mandatory Convertible Securities [Member] | Mandatory Convertible Securities 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount														$ 315
Debt interest percentage							10.00%							10.00%
Debt instrument maturity date						2019
Reserve of Equity Component of Convertible Instruments [Member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of conversion price												$ 199
Parent [member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount													$ 521
Parent [member] | Convertible subordinated notes due 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Increase common stock value	4
Additional paid-in capital	7,059
Expense for inducement premiums paid in shares	$ 769
Repayment of debt				$ 365